UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hovey, Youngman Associates, Inc.
Address:  330 Madison Avenue
          New York, NY  10017

13F File Number:  28-3051

The insitutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christine Stuttig
Title:      Corporate Secretary
Phone:      (212) 661-3636
Signature, Place, and Date of Signing:

   Christine Stuttig      New York, New York         February 2, 2000


Report Type (Check only one.):

[X]       13F HOLDINGS REPORT

[ ]       13F NOTICE

[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     125

Form 13F Information Table Value Total:    $476,083


List of Other Included Managers: None

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                                                  Hovey, Youngman Associates, Inc.
                                                              FORM 13F
                                                          December 31, 1999

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Southern Co. Capital Trust V   PFD              842637209      760    39500 SH       Sole                    39500
Milkhaus 8.00% Convertible Pre PFD CV                         2197   146500 SH       Sole                   146500
ZymeQuest Series A Convertible PFD CV                          120    12000 SH       Sole                    12000
ZymeQuest Series B Convertible PFD CV                          600    40000 SH       Sole                    40000
ZymeQuest Series C Convertible PFD CV                         5790   579000 SH       Sole                   579000
Zymequest 8.00% Convertible Pr PFD CV                         2544   254400 SH       Sole                   254400
A T & T Corp Com Lib Grp A     COM              001957208     3926    69100 SH       Sole                    69100
Abbott Labs                    COM              002824100      654    18000 SH       Sole                    18000
Alkermes                       COM              01642T108     4131    84100 SH       Sole                    84100
American Express               COM              025816109     2735    16450 SH       Sole                    16450
American Int'l Group           COM              026874107    74127   685570 SH       Sole                   685570
Amgen Inc.                     COM              031162100      240     4000 SH       Sole                     4000
Apple Computer                 COM              037833100      411     4000 SH       Sole                     4000
Applied Materials              COM              038222105      937     7400 SH       Sole                     7400
B P Amoco Plc Spons Adr        COM              055622104     1177    19850 SH       Sole                    19850
Bank of New York Inc.          COM              064057102      272     6800 SH       Sole                     6800
Bank of Somerset Hills         COM              063913107      178    12500 SH       Sole                    12500
Bell Atlantic                  COM              077853109      333     5402 SH       Sole                     5402
BellSouth                      COM              079860102      591    12616 SH       Sole                    12616
Boston House                   COM                             350     3500 SH       Sole                     3500
Bristol Myers Squibb           COM              110122108     1134    17668 SH       Sole                    17668
                                                                77     1200 SH       Other                                      1200
CVS Corp.                      COM              126650100     1864    46750 SH       Sole                    46750
                                                               100     2500 SH       Other                                      2500
Cendant Corp.                  COM              151313103    13945   525000 SH       Sole                   525000
Chase Manhattan Corp           COM              16161A108     1620    20852 SH       Sole                    20852
Cintas Corp.                   COM              172908105     2388    44950 SH       Sole                    44950
Circle.com                     COM              832914204      123    10000 SH       Sole                    10000
Cisco Sys Inc                  COM              17275R102    40483   377906 SH       Sole                   377906
                                                               289     2700 SH       Other                                      2700
Citigroup Inc.                 COM              172967101     1989    35725 SH       Sole                    35725
                                                                75     1350 SH       Other                                      1350
Coca Cola                      COM              191216100      988    16958 SH       Sole                    16958
                                                                 3       60 SH       Other                                        60
Cognetix, Inc.                 COM                            1155   420000 SH       Sole                   420000
Colgate Palmolive              COM              194162103      221     3400 SH       Sole                     3400
Conoco Inc. Cl B               COM              208251405      212     8534 SH       Sole                     8534
DuPont E I De Nemours          COM              263534109      808    12270 SH       Sole                    12270
E M C Corp                     COM              268648102    41845   383020 SH       Sole                   383020
                                                               164     1500 SH       Other                                      1500
Elan PLC                       COM              284131208     9454   320480 SH       Sole                   320480
Evans Cooling Systems, Inc.    COM                             160    18229 SH       Sole                    18229
Exxon Mobil Corp.              COM              30231G102    12772   158533 SH       Sole                   158533
                                                               155     1924 SH       Other                                      1924
Fannie Mae                     COM              313586109      852    13650 SH       Sole                    13650
Fifth Third Bancorp            COM              316773100      460     6273 SH       Sole                     6273
FleetBoston Finl Corp          COM              339030108      730    20967 SH       Sole                    20967
G T E Corp.                    COM              362320103     8855   125487 SH       Sole                   125487
Gateway Inc.                   COM              367626108      375     5200 SH       Sole                     5200
General Electric               COM              369604103    51469   332594 SH       Sole                   332594
                                                               124      800 SH       Other                                       800
General Motors Corp. Cl H New  COM              370442832      288     3000 SH       Sole                     3000
Globalstar Telecommunications  COM              G3930H104    11975   272150 SH       Sole                   272150
Hewlett Packard                COM              428236103      150     1320 SH       Sole                     1320
                                                               136     1200 SH       Other                                      1200
Home Depot                     COM              437076102     3733    54300 SH       Sole                    54300
                                                               124     1800 SH       Other                                      1800
Household Intl. Inc.           COM              441815107      235     6319 SH       Sole                     6319
                                                                57     1519 SH       Other                                      1519
Int'l Bus Machines             COM              459200101    20850   193277 SH       Sole                   193277
                                                               259     2400 SH       Other                                      2400
Intel Corp                     COM              458140100     3259    39596 SH       Sole                    39596
                                                               181     2200 SH       Other                                      2200
Interim Svcs. Inc.             COM              45868P100      203     8200 SH       Sole                     8200
Johnson & Johnson              COM              478160104    13891   148965 SH       Sole                   148965
Koninklijke Philips El Spnsrd  COM              500472204     6043    44765 SH       Sole                    44765
                                                                99      736 SH       Other                                       736
Loral Space & Communications   COM              G56462107    13463   553750 SH       Sole                   553750
Lucent Technologies            COM              549463107     1140    15206 SH       Sole                    15206
                                                                90     1200 SH       Other                                      1200
MCI WorldCom Inc.              COM              55268B106     4563    85987 SH       Sole                    85987
                                                               127     2400 SH       Other                                      2400
McDonalds Corp                 COM              580135101      169     4200 SH       Sole                     4200
                                                                48     1200 SH       Other                                      1200
Medtronic Inc.                 COM              585055106      547    15000 SH       Sole                    15000
                                                                95     2600 SH       Other                                      2600
Merck                          COM              589331107    13065   194450 SH       Sole                   194450
Microsoft Corp.                COM              594918104     8292    71025 SH       Sole                    71025
                                                               374     3200 SH       Other                                      3200
Milkhaus Labs, Inc.            COM                            4875   325000 SH       Sole                   325000
Molex Cl A                     COM              608554200    13637   301375 SH       Sole                   301375
Molex Inc.                     COM              608554101      227     4000 SH       Sole                     4000
Morgan J P & Co.               COM              616880100      760     6000 SH       Sole                     6000
                                                                51      400 SH       Other                                       400
Morgan Stanley Dean Witter     COM              617446448      220     1538 SH       Sole                     1538
                                                               180     1260 SH       Other                                      1260
Motorola Inc.                  COM              620076109      294     2000 SH       Sole                     2000
Nestle S A Sponsored Adr       COM              641069406      229     2500 SH       Sole                     2500
                                                                46      500 SH       Other                                       500
Nokia Corp. Adr                COM              654902204      917     4800 SH       Sole                     4800
                                                               153      800 SH       Other                                       800
Nutri Bevco Inc.               COM              670609106        0    17000 SH       Sole                    17000
Pepsico                        COM              713448108      282     8000 SH       Sole                     8000
Petroleum Geo-Svcs A/S Spons A COM              716597109      595    33400 SH       Sole                    33400
                                                                36     2000 SH       Other                                      2000
Pfizer                         COM              717081103      957    29501 SH       Sole                    29501
Procter & Gamble               COM              742718109     2519    22990 SH       Sole                    22990
                                                               131     1200 SH       Other                                      1200
Royal Dutch                    COM              780257804     1274    21030 SH       Sole                    21030
S B C Communications           COM              78387G103      514    10539 SH       Sole                    10539
Smithkline Beecham PLC ADR Rep COM              832378301     1331    20750 SH       Sole                    20750
Sprint Corp                    COM              852061100     5747    85375 SH       Sole                    85375
Sun Microsystems               COM              866810104     2226    28750 SH       Sole                    28750
                                                                46      600 SH       Other                                       600
Texas Instruments              COM              882508104     5788    59900 SH       Sole                    59900
                                                               232     2400 SH       Other                                      2400
Tyco Intl. Ltd. New            COM              902124106    13426   344255 SH       Sole                   344255
                                                               148     3800 SH       Other                                      3800
Unilever N V New York          COM              904784709      224     4106 SH       Sole                     4106
Unisys Corp                    COM              909214108     4395   137620 SH       Sole                   137620
Unit Corp.                     COM              909218109     1999   260000 SH       Sole                   260000
Veritas Software Co.           COM              923436109     1612    11262 SH       Sole                    11262
                                                                43      300 SH       Other                                       300
Vicor Corp                     COM              925815102     2551    63000 SH       Sole                    63000
Vodafone Airtouch Plc Spons Ad COM              92857T107      356     7185 SH       Sole                     7185
                                                                62     1250 SH       Other                                      1250
Wal Mart Stores                COM              931142103      304     4400 SH       Sole                     4400
Wells Fargo & Co.              COM              949746101     1499    37071 SH       Sole                    37071
                                                                53     1300 SH       Other                                      1300
XL Capital Ltd Cl A            COM              G98255105      206     3969 SH       Sole                     3969
Zweig Fund                     COM              989834106      425    42200 SH       Sole                    42200
ZymeQuest                      COM                            3214   321400 SH       Sole                   321400
Harbor Capital Appreciation Fd                  411511504      52110290.920 SH       Sole                10290.920
Mutual Qualified Fund Class Z                   628380206     102860813.249 SH       Sole                60813.249
Vanguard/Windsor Fd II                          922018205      33013209.777 SH       Sole                13209.777
REPORT SUMMARY                125 DATA RECORDS              476083            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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